Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Disclosure of Non-Cash Investing Activities:
Mortgage loan issued for sold real estate	$ 116,000	$ 102,000	$ 1,200,000
Class A preference shares issued for warrant exercise (in shares)	1,989
Real estate transferred to other long-term investments category due to foreclosed mortgage loan		101,000
Acquired Integrity Capital Corporation for class A Common Stock (in shares)			1,294,000
Acquired Integrity Capital Corporation for class A Common Stock			8,400,000
Interest CICA Life Insurance Company of America held in ICC (in hundredth)			0.13
Carrying value of interest CICA Life Insurance Company of America held in ICC			551,000
Total non cash acquisition price of ICC approximate			9,000,000
Supplemental Disclosures of Non-Cash Financing Activities:
Dividend paid to Series A 1 and A 2 convertible preferred shareholders by issuance of Class A Common Stock			216,000
Accretion of deferred issuance costs and discounts on Convertible Preferred Stock			2,300,000
Conversion of Series A-1 and Series A-2 Convertible Stock into Class A common shares			$ 10,001,404
Conversion of Series A-1 and Series A-2 Convertible Stock into Class A common shares (in shares)			1,704,446